19. EMPLOYEES BENEFITS (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan		R$ 776,555	R$ 689,474
Current		125,230	95,919
Non-current		651,325	593,555
Medical plan [Member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan		185,802	187,274
F.G.T.S. Penalty [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan	[1]	282,229	247,485
Award for length of service [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan		108,908	103,284
Other [Member]
Disclosure of defined benefit plans [line items]
Recognised liabilities defined benefit plan		R$ 199,616	R$ 151,431

[1]	FGTS - Government Severance Indemnity Fund for Employees